Share based compensation - VRS 2020 (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
2020 VRSUP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days regarding cash payments to be received	10 days
Number of shares per option	1
Vesting period	1 year
Number of trading days	12 days
Expense from share-based payment transactions with employees	$ 7,100,000	$ 13,100,000
Equity Settled Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value, RSUs	19.01
Cash Settled Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value, RSUs	$ 5.70